SHARE CAPITAL - Disclosure of Detailed Information About Options, Valuation Assumptions (Details) - Years	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Risk-free interest rate (%)	3.80%	2.16%
Expected life (years)	4.06	5.91
Expected volatility (%)	59.05%	49.00%
Expected dividend yield (%)	0.35%	1.64%